Expense Example {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-12 - Fidelity Advisor® Diversified International Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Diversified International Fund-Class A
Expense Example:
1 year	$ 688
3 years	928
5 years	1,187
10 years	1,924
Fidelity Advisor Diversified International Fund-Class M
Expense Example:
1 year	492
3 years	793
5 years	1,114
10 years	2,025
Fidelity Advisor Diversified International Fund-Class C
Expense Example:
1 year	301
3 years	621
5 years	1,068
10 years	2,306
Fidelity Advisor Diversified International Fund - Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Fidelity Advisor Diversified International Fund-Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954